Deposits (Tables)	12 Months Ended
Mar. 31, 2018
Banking and Thrift [Abstract]
Deposits	Deposits at March 31, 2017 and 2018 consist of the following:

	Millions of yen
	2017	2018
Time deposits	¥1,200,240	¥1,334,290
Other deposits	414,368	423,172

Total	¥1,614,608	¥1,757,462

Schedule of Time Deposits Maturity

The maturity schedule of time deposits at March 31, 2018 is as follows:

Years ending March 31,	Millions of yen
2019	¥700,524
2020	150,324
2021	389,973
2022	27,909
2023	65,060
Thereafter	500

Total	¥1,334,290